Document and Entity Information	12 Months Ended
Feb. 02, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	Dell Technologies Inc.
Entity Central Index Key	0001571996
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 02, 2018